Form N-1A Supplement	Aug. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS TRUST
Institutional Shares of the
Goldman Sachs Global Managed Beta Fund
(the “Fund”)
Supplement dated June 20, 2025 to the
Prospectus and Statement of Additional Information (“SAI”),
each dated December 29, 2024, as supplemented to date
At a meeting held on June 17‑18, 2025, the Board of Trustees of Goldman Sachs Trust (i) approved certain changes to the principal strategy of the Fund to enable the Fund to invest in volatility index derivatives and (ii) authorized the Fund to invest in a wholly-owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets through investments in commodity-linked derivatives. The wholly-owned subsidiary, which is organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P. (“GSAM”), the Fund’s investment adviser.
Effective on July 31, 2025, the Fund’s disclosures are modified as follows:
The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Global Managed Beta Fund—Summary—Fees and Expenses of the Fund” in the Fund’s Prospectus:

Institutional
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.04%
Acquired (Underlying) Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses[1]	0.51%
Fee Waiver[2]	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver	0.38%
[1]
The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”

[2]
The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the GMB Subsidiary (as defined below) at an annual rate of 0.42% of the GMB Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the GMB Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the GMB Subsidiary is in place. The other management fee waiver arrangement will remain in effect through at least December 29, 2026, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.

The following table replaces the table under “Goldman Sachs Global Managed Beta Fund—Summary—Expense Example” in the Fund’s Prospectus:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$39	$150	$272	$628
The following replaces in its entirety the seventh paragraph of “Goldman Sachs Global Managed Beta Fund—Summary—Principal Investment Strategies” in the Fund’s Prospectus:
The Fund may use leverage (e.g., by borrowing or through derivatives). The Fund may invest in derivatives for both hedging and non‑hedging purposes. The Fund’s derivative investments may include but are not limited to: (i) futures contracts, including futures based on securities and/or indices; (ii) options, including long and short positions in call options and put options on indices, or currencies, swaptions and options on futures contracts; (iii) forward contracts, including currency forwards; (iv) swaps, including equity, currency, interest rate, total return and credit default swaps; and (v) volatility index derivatives and commodity-linked derivative instruments. As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary overtime. The use of leverage magnifies gains and losses. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds and short duration bond funds, cash and time deposits, and enter into repurchase agreements.
The Fund seeks to gain exposure to volatility index derivatives and commodity-linked derivative instruments primarily by investing in a wholly-owned subsidiary of the Fund, organized as a limited liability company under the laws of the Cayman Islands, Cayman Commodity‑GMB, LLC (the “GMB Subsidiary”). The GMB Subsidiary is advised by the Investment Adviser.
The following is added before the last paragraph of “Goldman Sachs Global Managed Beta Fund—Summary—Principal Investment Strategies” in the Fund’s Prospectus:
Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the GMB Subsidiary. The GMB Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the GMB Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub‑indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the GMB Subsidiary invest directly in physical commodities.
The GMB Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts).
The following risks are added under “Goldman Sachs Global Managed Beta Fund—Summary—Principal Risks of the Fund” in the Prospectus:
Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the GMB Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the GMB Subsidiary’s, and therefore the Fund’s, share value to fluctuate.
Subsidiary Risk. The GMB Subsidiary is not registered under the Investment Company Act of 1940, as amended (“Investment Company Act”) and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the GMB Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.
Tax Risk. In reliance on an opinion of counsel, the Fund seeks to gain exposure to volatility index derivatives and the commodity markets primarily through investments in the GMB Subsidiary. The tax treatment of the Fund’s investments in the GMB Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
Shareholders should review “Other Information” under “Taxation” in the Prospectus for more information.

Goldman Sachs Global Managed Beta Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS TRUST
Institutional Shares of the
Goldman Sachs Global Managed Beta Fund
(the “Fund”)
Supplement dated June 20, 2025 to the
Prospectus and Statement of Additional Information (“SAI”),
each dated December 29, 2024, as supplemented to date
At a meeting held on June 17‑18, 2025, the Board of Trustees of Goldman Sachs Trust (i) approved certain changes to the principal strategy of the Fund to enable the Fund to invest in volatility index derivatives and (ii) authorized the Fund to invest in a wholly-owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets through investments in commodity-linked derivatives. The wholly-owned subsidiary, which is organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P. (“GSAM”), the Fund’s investment adviser.
Effective on July 31, 2025, the Fund’s disclosures are modified as follows:
The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Global Managed Beta Fund—Summary—Fees and Expenses of the Fund” in the Fund’s Prospectus:

Institutional
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.04%
Acquired (Underlying) Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses[1]	0.51%
Fee Waiver[2]	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver	0.38%
[1]
The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”

[2]
The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the GMB Subsidiary (as defined below) at an annual rate of 0.42% of the GMB Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the GMB Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the GMB Subsidiary is in place. The other management fee waiver arrangement will remain in effect through at least December 29, 2026, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.

The following table replaces the table under “Goldman Sachs Global Managed Beta Fund—Summary—Expense Example” in the Fund’s Prospectus:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$39	$150	$272	$628
The following replaces in its entirety the seventh paragraph of “Goldman Sachs Global Managed Beta Fund—Summary—Principal Investment Strategies” in the Fund’s Prospectus:
The Fund may use leverage (e.g., by borrowing or through derivatives). The Fund may invest in derivatives for both hedging and non‑hedging purposes. The Fund’s derivative investments may include but are not limited to: (i) futures contracts, including futures based on securities and/or indices; (ii) options, including long and short positions in call options and put options on indices, or currencies, swaptions and options on futures contracts; (iii) forward contracts, including currency forwards; (iv) swaps, including equity, currency, interest rate, total return and credit default swaps; and (v) volatility index derivatives and commodity-linked derivative instruments. As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary overtime. The use of leverage magnifies gains and losses. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds and short duration bond funds, cash and time deposits, and enter into repurchase agreements.
The Fund seeks to gain exposure to volatility index derivatives and commodity-linked derivative instruments primarily by investing in a wholly-owned subsidiary of the Fund, organized as a limited liability company under the laws of the Cayman Islands, Cayman Commodity‑GMB, LLC (the “GMB Subsidiary”). The GMB Subsidiary is advised by the Investment Adviser.
The following is added before the last paragraph of “Goldman Sachs Global Managed Beta Fund—Summary—Principal Investment Strategies” in the Fund’s Prospectus:
Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the GMB Subsidiary. The GMB Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the GMB Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub‑indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the GMB Subsidiary invest directly in physical commodities.
The GMB Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts).
The following risks are added under “Goldman Sachs Global Managed Beta Fund—Summary—Principal Risks of the Fund” in the Prospectus:
Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the GMB Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the GMB Subsidiary’s, and therefore the Fund’s, share value to fluctuate.
Subsidiary Risk. The GMB Subsidiary is not registered under the Investment Company Act of 1940, as amended (“Investment Company Act”) and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the GMB Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.
Tax Risk. In reliance on an opinion of counsel, the Fund seeks to gain exposure to volatility index derivatives and the commodity markets primarily through investments in the GMB Subsidiary. The tax treatment of the Fund’s investments in the GMB Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
Shareholders should review “Other Information” under “Taxation” in the Prospectus for more information.